SHARE-BASED COMEPNSATION - Summary of RSU and PRSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Nov. 01, 2022
Restricted stock units
Shares
Unvested, beginning balance (in shares)	0
Converted in distribution (in shares)	1,017,696
Granted (in shares)	0
Vested (in shares)	(145,544)
Forfeited (in shares)	(12,923)
Unvested, ending balance (in shares)	859,229
Weighted-Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share)	$ 0
Converted in distribution (in dollars per share)	10.36
Granted (in dollars per share)	0
Vested (in dollars per share)	10.47
Forfeited (in dollars per share)	10.48
Unvested, ending balance (in dollars per share)	$ 10.31
Unvested RSUs (in shares)	859,229
Restricted stock units | Parent company net investment
Weighted-Average Grant Date Fair Value
Unvested RSUs (in shares)		464,196
Performance restricted stock units
Shares
Unvested, beginning balance (in shares)	0
Converted in distribution (in shares)	94,749
Granted (in shares)	0
Vested (in shares)	0
Forfeited (in shares)	0
Unvested, ending balance (in shares)	94,749
Weighted-Average Grant Date Fair Value
Unvested, beginning balance (in dollars per share)	$ 0
Converted in distribution (in dollars per share)	16.11
Granted (in dollars per share)	0
Vested (in dollars per share)	0
Forfeited (in dollars per share)	0
Unvested, ending balance (in dollars per share)	$ 16.11
Unvested RSUs (in shares)	94,749